Parent Company Informations - Summary of Condensed Statements Of Financial Position (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Assets
Financial assets at fair value through profit or loss	₩ 89,862,530		$ 62,207,974	₩ 79,450,093
Investments in subsidiaries
Other assets	24,045,128		16,645,410	18,863,637
Total assets	797,923,033	[1]	552,367,887	757,845,532	[1]
Liabilities and shareholders' equity
Other liabilities	43,651,463		30,218,036	36,429,662
Shareholders' equity	60,829,989		42,109,990	59,815,181		$ 41,407,484	₩ 58,636,190	₩ 53,803,257
Total liabilities and equity	797,923,033		$ 552,367,887	757,845,532
Parent Company
Assets
Cash and due from financial institutions	974,585			398,391
Financial assets at fair value through profit or loss	1,251,607			1,243,471
Loans at amortized cost	349,112			359,054
Investments in subsidiaries
Banking subsidiaries	14,821,721			14,821,721
Nonbanking subsidiaries	12,046,096			12,046,096
Other assets	1,410,019			938,090
Total assets	30,853,140			29,806,823
Liabilities and shareholders' equity
Borrowings	0			965,000
Debentures	4,520,297			2,962,032
Other liabilities	1,397,607			891,233
Shareholders' equity	24,935,236			24,988,558
Total liabilities and equity	₩ 30,853,140			₩ 29,806,823

[1]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.